GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of January 29, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.27%
135	Air Products & Chemicals Inc	$ 36,013
278	Albemarle Corp	45,220
226	Ashland Global Holdings Inc	18,078
464	Cabot Corp	20,374
830	Dow Inc	43,077
172	DuPont de Nemours Inc	13,665
2,735	Freeport-McMoRan Inc	73,599
251	Ingevity Corp(a)	16,488
58	Sherwin-Williams Co	40,124
1,342	Valvoline Inc	31,859
394	W R Grace & Co	22,860
		361,357
Communications — 7.32%
32	Airbnb Inc Class A(a)(b)	5,876
175	Alibaba Group Holding Ltd Sponsored ADR(a)	44,420
24	Alphabet Inc Class C(a)	44,058
55	Amazon.com Inc(a)	176,341
23	Booking Holdings Inc(a)	44,720
92	Charter Communications Inc Class A(a)	55,895
751	Cisco Systems Inc	33,480
950	Comcast Corp Class A	47,091
433	Facebook Inc Class A(a)	111,857
1,313	Gray Television Inc(a)	22,387
90	Grubhub Inc(a)	6,774
195	Liberty Broadband Corp Class C(a)	28,480
970	Liberty Latin America Ltd Class C(a)	9,593
391	Match Group Inc(a)	54,685
35	MercadoLibre Inc(a)	62,283
67	Netflix Inc(a)	35,670
288	Pinterest Inc Class A(a)	19,731
4	Shopify Inc Class A(a)	4,394
1,824	Snap Inc Class A(a)	96,563
149	Spotify Technology SA(a)	46,935
244	T-Mobile US Inc(a)	30,763
42	Trade Desk Inc Class A(a)	32,172
296	Twitter Inc(a)	14,957
808	United States Cellular Corp(a)	25,193
1,609	Viavi Solutions Inc(a)	24,859
124	Wayfair Inc Class A(a)	33,768
423	Zillow Group Inc Class C(a)	55,185
		1,168,130
Consumer, Cyclical — 8.53%
317	Albany International Corp Class A	22,038
755	Aramark	25,889
1,007	BJ's Wholesale Club Holdings Inc(a)	42,365
435	Brunswick Corp	37,610
157	Carvana Co(a)	41,007
58	Chipotle Mexican Grill Inc(a)	85,840
Shares		Fair Value
Consumer, Cyclical — (continued)
203	Churchill Downs Inc	$ 38,052
816	Cooper Tire & Rubber Co	29,988
805	Core-Mark Holding Co Inc	24,689
71	Cracker Barrel Old Country Store Inc	9,607
1,618	Dana Inc	31,324
122	Fox Factory Holding Corp(a)	14,596
1,366	General Motors Co	69,229
319	Hilton Worldwide Holdings Inc	32,343
282	Home Depot Inc	76,371
538	IAA Inc(a)	30,741
835	KAR Auction Services Inc	15,414
599	KB Home	24,942
207	LCI Industries	26,782
715	Liberty Media Corp-Liberty Braves(a)	19,148
189	Lowe's Cos Inc	31,535
111	Lululemon Athletica Inc(a)	36,483
214	Madison Square Garden Entertainment Corp(a)	18,993
240	Marriott Vacations Worldwide Corp	29,462
925	Methode Electronics Inc	34,919
554	Miller Industries Inc	22,094
785	PulteGroup Inc	34,148
899	Qurate Retail Inc Series A	11,327
598	Skyline Champion Corp(a)	20,111
1,223	Southwest Airlines Co	53,739
255	Target Corp	46,198
255	Tesla Inc(a)	202,350
978	Urban Outfitters Inc(a)	26,827
676	Walmart Inc	94,971
		1,361,132
Consumer, Non-Cyclical — 13.00%
823	Aaron's Co Inc(a)	13,942
471	AbbVie Inc	48,268
42	ABIOMED Inc(a)	14,627
90	Align Technology Inc(a)	47,284
42	Alnylam Pharmaceuticals Inc(a)	6,320
1,163	Alta Equipment Group Inc(a)	11,037
189	Amgen Inc	45,630
284	AMN Healthcare Services Inc(a)	20,482
699	AstraZeneca PLC Sponsored ADR(b)	35,369
364	Baxter International Inc	27,966
74	Biogen Inc(a)	20,913
215	BioMarin Pharmaceutical Inc(a)	17,798
26	Boston Beer Co Inc Class A(a)	23,839
299	Catalent Inc(a)	34,400
258	Cigna Corp	55,999
139	CONMED Corp	15,554
14	CoStar Group Inc(a)	12,596
130	Danaher Corp	30,919
553	Darling Ingredients Inc(a)	34,292
116	DexCom Inc(a)	43,483
240	Eli Lilly & Co	49,913
299	Emergent BioSolutions Inc(a)	31,948

See Notes to Schedule of Investments.

January 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of January 29, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
139	Estee Lauder Cos Inc Class A	$ 32,894
196	Euronet Worldwide Inc(a)	24,492
309	Exact Sciences Corp(a)	42,382
129	HCA Healthcare Inc	20,960
138	Helen of Troy Ltd(a)	33,707
612	Herc Holdings Inc(a)	39,156
694	Inmode Ltd(a)	40,849
237	Insperity Inc	18,602
55	Intuitive Surgical Inc(a)	41,120
138	J & J Snack Foods Corp	21,067
351	John Wiley & Sons Inc Class A	16,009
454	Johnson & Johnson	74,061
739	Keurig Dr Pepper Inc	23,500
773	Korn Ferry	35,249
1,114	Lantheus Holdings Inc(a)	18,125
113	MarketAxess Holdings Inc	61,106
256	McKesson Corp	44,664
556	Merck & Co Inc	42,851
141	Moderna Inc(a)	24,416
558	Monster Beverage Corp(a)	48,451
1,409	Nomad Foods Ltd(a)	35,366
604	PayPal Holdings Inc(a)	141,523
262	PepsiCo Inc	35,781
452	Pfizer Inc	16,227
2,120	Primo Water Corp	32,754
376	Procter & Gamble Co	48,207
870	Quanex Building Products Corp	19,131
190	Regeneron Pharmaceuticals Inc(a)	95,730
96	S&P Global Inc	30,432
400	Seagen Inc(a)	65,708
270	Square Inc Class A(a)	58,309
649	Supernus Pharmaceuticals Inc(a)	19,074
60	Thermo Fisher Scientific Inc	30,582
166	United Rentals Inc(a)	40,340
196	United Therapeutics Corp(a)	32,109
59	Viatris Inc(a)	1,002
134	WEX Inc(a)	25,272
		2,073,787
Energy — 2.10%
4,770	BP PLC	17,722
2,303	ChampionX Corp(a)	35,213
979	ConocoPhillips	39,189
516	Delek US Holdings Inc	9,680
461	DMC Global Inc	26,355
167	Enphase Energy Inc(a)	30,453
1,118	Enterprise Products Partners LP	22,617
165	EOG Resources Inc	8,408
657	Exxon Mobil Corp	29,460
461	Halliburton Co	8,128
608	NextEra Energy Partners LP	49,552
479	Total SE	20,189
677	Valero Energy Corp	38,203
		335,169
Shares		Fair Value
Financial — 11.06%
464	Agree Realty Corp REIT	$ 29,325
689	American International Group Inc	25,796
139	American Tower Corp REIT	31,603
909	Americold Realty Trust REIT	31,733
843	Ameris Bancorp	32,970
547	Apollo Global Management Inc	25,129
980	Assured Guaranty Ltd	35,035
1,007	Atlantic Union Bankshares Corp	33,070
1,182	AXA SA	26,186
1,000	BancorpSouth Bank	27,650
3,275	Bank of America Corp	97,104
531	Blackstone Group Inc Class A	35,678
358	Boston Properties Inc REIT	32,675
801	Bryn Mawr Bank Corp	24,895
672	Cannae Holdings Inc(a)	25,529
223	Capital One Financial Corp	23,250
1,501	Charles Schwab Corp	77,362
1,565	Citigroup Inc	90,754
799	CubeSmart REIT	27,837
1,171	CVB Financial Corp	22,753
304	CyrusOne Inc REIT	22,177
868	Employers Holdings Inc	26,474
40	Equinix Inc REIT	29,598
310	Federal Agricultural Mortgage Corp Class C	23,560
617	First American Financial Corp	32,263
1,018	Gaming & Leisure Properties Inc REIT	41,870
167	Goldman Sachs Group Inc	45,285
1,531	Home BancShares Inc	32,457
807	JPMorgan Chase & Co	103,837
942	KeyCorp	15,882
156	Mastercard Inc Class A	49,341
364	McGrath RentCorp	25,404
1,022	Meta Financial Group Inc	39,480
583	Morgan Stanley	39,090
1,271	OceanFirst Financial Corp	23,081
516	Pinnacle Financial Partners Inc	35,361
300	PNC Financial Services Group Inc	43,056
705	Popular Inc	40,009
415	PROG Holdings Inc	19,580
447	Prosperity Bancshares Inc	30,146
1,459	Radian Group Inc	28,013
713	Rexford Industrial Realty Inc REIT	34,894
354	South State Corp	24,688
809	STAG Industrial Inc REIT	24,108
333	State Street Corp	23,310
698	Stifel Financial Corp	36,170
832	TCF Financial Corp	32,332
849	Triumph Bancorp Inc(a)	48,682
630	Wintrust Financial Corp	37,920
		1,764,402

See Notes to Schedule of Investments.

January 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of January 29, 2021 (Unaudited)
Shares		Fair Value
Industrial — 7.53%
275	Advanced Energy Industries Inc(a)	$ 28,210
709	AECOM(a)	35,521
378	Aerojet Rocketdyne Holdings Inc(a)	19,671
315	Alamo Group Inc	43,971
710	Altra Industrial Motion Corp	36,501
251	American Woodmark Corp(a)	21,714
258	Amphenol Corp Class A	32,219
878	Arcosa Inc	48,984
182	Armstrong World Industries Inc	14,234
326	Atkore International Group Inc(a)	14,461
244	AZZ Inc	11,612
194	BWX Technologies Inc	10,460
283	Clean Harbors Inc(a)	21,921
790	Columbus McKinnon Corp	34,120
937	CRH PLC	38,450
97	Deere & Co	28,014
282	Eaton Corp PLC	33,191
93	FedEx Corp	21,887
287	Fortune Brands Home & Security Inc	24,754
442	frontdoor Inc(a)	24,328
663	General Electric Co	7,081
816	Harsco Corp(a)	13,570
127	Honeywell International Inc	24,812
133	John Bean Technologies Corp	15,412
799	Johnson Controls International PLC	39,806
270	Kadant Inc	38,596
607	Kimball Electronics Inc(a)	11,636
119	Littelfuse Inc	28,961
1,089	MDU Resources Group Inc	28,630
190	Norfolk Southern Corp	44,958
181	Northrop Grumman Corp	51,876
532	Raven Industries Inc	17,168
461	Raytheon Technologies Corp	30,763
195	Rockwell Automation Inc	48,463
51	Roper Technologies Inc	20,038
210	SYNNEX Corp	17,140
757	TriMas Corp(a)	23,959
2,093	TTM Technologies Inc(a)	28,067
520	UFP Industries Inc	28,049
240	Union Pacific Corp	47,393
1,800	Vertiv Holdings Co	36,216
1,649	Vontier Corp(a)	53,477
		1,200,294
Technology — 10.47%
663	ACI Worldwide Inc(a)	25,453
413	Activision Blizzard Inc	37,583
644	Advanced Micro Devices Inc(a)	55,152
2,244	Allscripts Healthcare Solutions Inc(a)	37,026
2,255	Apple Inc	297,570
122	ASML Holding NV	65,168
326	Cognizant Technology Solutions Corp Class A	25,412
Shares		Fair Value
Technology — (continued)
327	Concentrix Corp(a)	$ 34,963
620	CSG Systems International Inc	26,716
1,597	Donnelley Financial Solutions Inc(a)	28,570
416	Fidelity National Information Services Inc	51,359
88	Lam Research Corp	42,588
1,286	Microsoft Corp	298,301
38	MSCI Inc	15,021
101	NVIDIA Corp	52,479
139	NXP Semiconductors NV	22,305
1,197	Perspecta Inc	34,653
908	QUALCOMM Inc	141,902
163	salesforce.com Inc(a)	36,766
387	Science Applications International Corp	37,164
33	ServiceNow Inc(a)	17,924
341	SS&C Technologies Holdings Inc	21,442
231	Synopsys Inc(a)	59,009
489	Texas Instruments Inc	81,022
1,130	Tower Semiconductor Ltd(a)	31,606
1,237	Unisys Corp(a)	29,552
48	Veeva Systems Inc Class A(a)	13,269
351	Verint Systems Inc(a)	25,914
109	Workday Inc Class A(a)	24,801
		1,670,690
Utilities — 1.73%
549	ALLETE Inc	34,499
305	Ameren Corp	22,180
500	American Electric Power Co Inc	40,455
1,181	Exelon Corp	49,082
484	NorthWestern Corp	26,364
2,127	NRG Energy Inc	88,079
786	Vistra Corp	15,696
		276,355
TOTAL COMMON STOCK — 64.01% (Cost $8,011,016)		$10,211,316
CONVERTIBLE PREFERRED STOCK
Communications — 0.18%
25	2020 Cash Mandatory Exchangeable Trust 5.25%(c)	28,722
Consumer, Non-Cyclical — 0.16%
19	Danaher Corp 5.00%(b)	25,915
TOTAL CONVERTIBLE PREFERRED STOCK — 0.34% (Cost $45,553)		$54,637
EXCHANGE TRADED FUNDS
935	iShares Core S&P 500® ETF	347,371

See Notes to Schedule of Investments.

January 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of January 29, 2021 (Unaudited)
Shares		Fair Value
Exchange Traded Funds — (continued)
1,004	iShares Russell 1000 Value ETF	$ 135,982
431	Vanguard Russell 2000 ETF	71,546

TOTAL EXCHANGE TRADED FUNDS — 3.48% (Cost $569,251)		$554,899
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.42%
$67,116	Repurchase agreement (principal amount/value $67,118 with a maturity value of $67,118) with Citigroup Global Markets Inc, 0.04%, dated 1/31/21 to be repurchased at $67,116 on 2/1/21 collateralized by U.S. Treasury securities, 0.25% - 3.38%, 7/15/29 - 5/15/49, with a value of $68,460.(d)	67,116
TOTAL SHORT TERM INVESTMENTS — 0.42% (Cost $67,116)		$67,116
TOTAL INVESTMENTS — 68.25% (Cost $8,692,936)		$10,887,968
OTHER ASSETS & LIABILITIES, NET — 31.75%		$5,064,537
TOTAL NET ASSETS — 100.00%		$15,952,505
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at January 29, 2021.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LP	Limited Partnership
REIT	Real Estate Investment Trust
At January 29, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	26	USD	4,816,760	March 2021	$57,460
See Notes to Schedule of Investments.

January 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of January 29, 2021 (Unaudited)
At January 29, 2021, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	EUR	6,000	USD	7,307	March 17, 2021	$(19)
BB	USD	23,311	GBP	17,300	March 17, 2021	(400)
CIT	USD	14,286	GBP	10,600	March 17, 2021	(242)
GS	USD	8,760	GBP	6,500	March 17, 2021	(149)
HSB	USD	42,878	EUR	35,200	March 17, 2021	119
HSB	USD	6,738	GBP	5,000	March 17, 2021	(115)
JPM	USD	14,491	EUR	11,900	March 17, 2021	36
JPM	USD	4,312	GBP	3,200	March 17, 2021	(73)
RBS	USD	6,469	GBP	4,800	March 17, 2021	(110)
SSB	USD	25,085	EUR	20,600	March 17, 2021	62
UBS	USD	11,814	EUR	9,700	March 17, 2021	31
WES	GBP	9,400	USD	12,668	March 17, 2021	215
					Net Depreciation	$(645)
Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
RBS	Royal Bank of Scotland
SSB	State Street Bank
UBS	UBS AG
WES	Westpac Banking
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

January 29, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

January 29, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of January 29, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$10,108,769	$102,547	$—	$10,211,316
Convertible Preferred Stock	28,722	25,915	—	54,637
Exchange Traded Funds	554,899	—	—	554,899
Short Term Investments	—	67,116	—	67,116
Total investments, at fair value:	10,692,390	195,578	0	10,887,968
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	463	—	463
Futures Contracts(a)	57,460	—	—	57,460
Total Assets	$10,749,850	$196,041	$0	$10,945,891
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(1,108)	—	(1,108)
Total Liabilities	$0	$(1,108)	$0	$(1,108)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the contract's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

January 29, 2021

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 25 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average foreign currency contracts amount of $165,650 in forward contracts for the reporting period.

January 29, 2021